FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Sensitivity Analyses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debentures issued, option to convert on actual settlement provided in contractual clause	50.00%
Gain on embedded derivatives related to debentures convertible into stock	R$ 332,017	R$ 20,366
Scenario I
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk assumption (as percent)	25.00%
Scenario II
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk assumption (as percent)	50.00%
Scenario III
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in risk assumption (as percent)	25.00%
Scenario IV
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in risk assumption (as percent)	50.00%
Embedded derivatives related to debentures convertible into stock | Electricity supply (42.4.1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	R$ 627,543
Embedded derivatives related to debentures convertible into stock | Option to convert into shares (42.4.2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	10,014
Embedded derivatives related to debentures convertible into stock | Scenario I | Electricity supply (42.4.1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	470,657
Embedded derivatives related to debentures convertible into stock | Scenario I | Option to convert into shares (42.4.2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	10,014
Embedded derivatives related to debentures convertible into stock | Scenario II | Electricity supply (42.4.1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	313,772
Embedded derivatives related to debentures convertible into stock | Scenario II | Option to convert into shares (42.4.2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	5,007
Embedded derivatives related to debentures convertible into stock | Scenario III | Electricity supply (42.4.1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	784,429
Embedded derivatives related to debentures convertible into stock | Scenario III | Option to convert into shares (42.4.2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	12,518
Embedded derivatives related to debentures convertible into stock | Scenario IV | Electricity supply (42.4.1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	941,315
Embedded derivatives related to debentures convertible into stock | Scenario IV | Option to convert into shares (42.4.2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	R$ 15,021